April 24, 2014

DBX ETF TRUST

db X-trackers Harvest CSI 300 China A-Shares Fund

(the “Fund”)

Supplement to the Prospectus and Statement of Additional Information

dated November 4, 2013, as amended February 7, 2014

The following table supersedes and replaces any contrary information in the “Annual Portfolio Operating Expenses” table in the section of the Prospectus entitled “Fees and Expenses – Annual Portfolio Operating Expenses:”

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Other Expenses*	0.02%
Total Annual Fund Operating Expenses	0.82%

*Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

The following table replaces the “Example” table in the section of the Prospectus entitled “Fees and Expenses – Example:”

1 Year	3 Years
$84	$262

The following information supersedes and replaces any contrary information in the Prospectus and Statement of Additional Information:

Effective immediately, the Fund will no longer reserve 10% of its realized and unrealized gains from its A-Shares investments to meet any potential withholding tax liability that may be imposed by the People’s Republic of China (“China”), except with respect to realized and unrealized gains from the Fund’s investments in A-Shares of “land-rich” enterprises (which are companies that have greater than 50% of their assets in land or real properties in China).

If China begins applying tax rules regarding the taxation of income from A-Shares investment to “Renminbi Qualified Foreign Institutional Investors” and/or begins collecting capital gains taxes on such investments, the Fund could be subject to withholding tax liability. The impact of any such tax liability on the Fund’s return could be substantial.